Stock-Based Compensation - Summary of Share-based Payment Award, CEO Option Award and Officer Options, Valuation Assumptions (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share)	$ 1.34	$ 3.91
Chief Executive Officer | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share)	$ 9.19	$ 9.19
Expected volatility	54.00%	54.00%
Risk-free rate	1.59%	1.59%
Expected terms (in years)	10 years	10 years
Expected dividends	0.00%	0.00%
Discount for lack of marketability	20.00%	20.00%
Officer | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share)	$ 9.19	$ 9.19
Expected volatility	53.00%	53.00%
Risk-free rate	1.07%	1.07%
Expected terms (in years)	6 years	6 years
Expected dividends	0.00%	0.00%
Officer | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share)	$ 9.19	$ 9.19
Expected volatility	56.00%	56.00%
Risk-free rate	0.60%	0.60%
Expected terms (in years)	4 years	4 years
Expected dividends	0.00%	0.00%